Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
C000147952
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 15,226	$ 14,848	$ 14,374	$ 14,654	$ 14,115	$ 14,730	$ 14,395	$ 13,931	$ 14,061	$ 13,258	$ 12,384	$ 12,883	$ 13,382	$ 13,850	$ 13,528	$ 12,904	$ 13,486	$ 13,143	$ 12,790	$ 13,091	$ 12,093	$ 12,277	$ 10,749	$ 10,260	$ 11,330	$ 12,165	$ 11,452	$ 12,654	$ 12,471	$ 13,347	$ 13,490	$ 13,826	$ 14,539	$ 13,905	$ 14,520	$ 14,177	$ 14,651	$ 14,419	$ 14,258	$ 14,510	$ 13,915	$ 13,401	$ 13,008	$ 12,725	$ 13,028	$ 12,296	$ 10,752	$ 11,250	$ 11,459	$ 10,881	$ 10,682	$ 10,333	$ 9,785	$ 9,317	$ 10,861	$ 11,638	$ 11,868	$ 11,454	$ 11,290	$ 10,921	$ 10,786	$ 10,960	$ 11,193	$ 10,398	$ 11,105	$ 10,505	$ 10,388	$ 10,020	$ 9,439	$ 9,934	$ 10,304	$ 11,528	$ 11,566	$ 11,756	$ 11,538	$ 11,594	$ 11,756	$ 11,481	$ 11,575	$ 12,410	$ 11,756	$ 11,594	$ 11,632	$ 11,547	$ 11,139	$ 11,196	$ 10,778	$ 10,883	$ 10,503	$ 10,057	$ 9,659	$ 9,630	$ 9,374	$ 8,919	$ 9,090	$ 9,147	$ 9,042	$ 8,976	$ 8,814	$ 9,251	$ 8,947	$ 8,938	$ 8,843	$ 9,175	$ 9,687	$ 10,160	$ 10,000	$ 9,255	$ 9,595	$ 10,471	$ 9,943	$ 10,358	$ 10,038	$ 10,254	$ 10,075	$ 9,397	$ 9,293	$ 9,736
C000147953
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000147954
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
C000147955
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,572	17,019	16,534	16,805	16,179	16,604	16,075	15,786	15,696	14,904	13,638	14,214	14,717	15,303	14,824	14,178	14,805	14,398	14,050	14,350	13,275	13,264	11,921	11,313	12,480	13,103	12,481	13,757	13,655	14,599	14,506	14,767	15,517	14,761	15,482	15,110	15,562	15,292	15,178	15,351	14,866	14,432	14,107	13,798	13,946	13,327	11,538	12,018	12,339	11,735	11,468	11,090	10,628	9,983	11,520	12,665	12,935	12,528	12,389	11,959	11,626	11,935	12,088	11,411	11,987	11,659	11,586	11,298	10,601	11,142	11,156	12,121	12,017	12,254	11,959	12,107	12,386	12,109	12,331	12,914	12,297	12,103	11,977	11,798	11,512	11,516	11,193	11,213	10,816	10,548	10,265	10,120	9,835	9,510	9,703	9,906	9,786	9,779	9,307	9,630	9,719	9,445	8,868	9,034	9,738	9,871	10,027	9,300	9,797	10,575	10,360	10,662	10,717	10,297	10,455	9,866	9,818	10,170
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,572	17,019	16,534	16,805	16,179	16,604	16,075	15,786	15,696	14,904	13,638	14,214	14,717	15,303	14,824	14,178	14,805	14,398	14,050	14,350	13,275	13,264	11,921	11,313	12,480	13,103	12,481	13,757	13,655	14,599	14,506	14,767	15,517	14,761	15,482	15,110	15,562	15,292	15,178	15,351	14,866	14,432	14,107	13,798	13,946	13,327	11,538	12,018	12,339	11,735	11,468	11,090	10,628	9,983	11,520	12,665	12,935	12,528	12,389	11,959	11,626	11,935	12,088	11,411	11,987	11,659	11,586	11,298	10,601	11,142	11,156	12,121	12,017	12,254	11,959	12,107	12,386	12,109	12,331	12,914	12,297	12,103	11,977	11,798	11,512	11,516	11,193	11,213	10,816	10,548	10,265	10,120	9,835	9,510	9,703	9,906	9,786	9,779	9,307	9,630	9,719	9,445	8,868	9,034	9,738	9,871	10,027	9,300	9,797	10,575	10,360	10,662	10,717	10,297	10,455	9,866	9,818	10,170
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 17,572	17,019	16,534	16,805	16,179	16,604	16,075	15,786	15,696	14,904	13,638	14,214	14,717	15,303	14,824	14,178	14,805	14,398	14,050	14,350	13,275	13,264	11,921	11,313	12,480	13,103	12,481	13,757	13,655	14,599	14,506	14,767	15,517	14,761	15,482	15,110	15,562	15,292	15,178	15,351	14,866	14,432	14,107	13,798	13,946	13,327	11,538	12,018	12,339	11,735	11,468	11,090	10,628	9,983	11,520	12,665	12,935	12,528	12,389	11,959	11,626	11,935	12,088	11,411	11,987	11,659	11,586	11,298	10,601	11,142	11,156	12,121	12,017	12,254	11,959	12,107	12,386	12,109	12,331	12,914	12,297	12,103	11,977	11,798	11,512	11,516	11,193	11,213	10,816	10,548	10,265	10,120	9,835	9,510	9,703	9,906	9,786	9,779	9,307	9,630	9,719	9,445	8,868	9,034	9,738	9,871	10,027	9,300	9,797	10,575	10,360	10,662	10,717	10,297	10,455	9,866	9,818	10,170
DWS Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 1,757,231	$ 1,701,892	$ 1,653,387	$ 1,680,517	$ 1,617,850	$ 1,660,370	$ 1,607,500	$ 1,578,605	$ 1,569,572	$ 1,490,389	$ 1,363,804	$ 1,421,431	$ 1,471,701	$ 1,530,332	$ 1,482,368	$ 1,417,843	$ 1,480,495	$ 1,439,844	$ 1,405,022	$ 1,434,965	$ 1,327,470	$ 1,326,404	$ 1,192,128	$ 1,131,293	$ 1,248,044	$ 1,310,275	$ 1,248,083	$ 1,375,734	$ 1,365,497	$ 1,459,948	$ 1,450,624	$ 1,476,735	$ 1,551,720	$ 1,476,136	$ 1,548,195	$ 1,511,031	$ 1,556,193	$ 1,529,219	$ 1,517,791	$ 1,535,066	$ 1,486,587	$ 1,443,163	$ 1,410,726	$ 1,379,779	$ 1,394,637	$ 1,332,673	$ 1,153,816	$ 1,201,803	$ 1,233,863	$ 1,173,531	$ 1,146,800	$ 1,109,038	$ 1,062,760	$ 998,269	$ 1,152,028	$ 1,266,518	$ 1,293,537	$ 1,252,821	$ 1,238,855	$ 1,195,888	$ 1,162,573	$ 1,193,491	$ 1,208,839	$ 1,141,140	$ 1,198,709	$ 1,165,929	$ 1,158,623	$ 1,129,822	$ 1,060,149	$ 1,114,239	$ 1,115,645	$ 1,212,120	$ 1,201,691	$ 1,225,356	$ 1,195,918	$ 1,210,710	$ 1,238,550	$ 1,210,902	$ 1,233,128	$ 1,291,417	$ 1,229,734	$ 1,210,307	$ 1,197,744	$ 1,179,829	$ 1,151,187	$ 1,151,621	$ 1,119,333	$ 1,121,316	$ 1,081,616	$ 1,054,777	$ 1,026,518	$ 1,012,046	$ 983,516	$ 950,997	$ 970,322	$ 990,584	$ 978,563	$ 977,869	$ 930,700	$ 963,026	$ 971,855	$ 944,510	$ 886,808	$ 903,358	$ 973,776	$ 987,076	$ 1,002,675	$ 929,979	$ 979,725	$ 1,057,519	$ 1,036,008	$ 1,066,218	$ 1,071,704	$ 1,029,664	$ 1,045,547	$ 986,569	$ 981,770	$ 1,017,000